Related Party Transactions (Details) - Schedule of Related Parties	12 Months Ended
Dec. 31, 2023
Yiran Xu [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Name of Related Parties	Yiran Xu
Relationship	Chairman, Chief Executive Officer and a significant shareholder of the Company
Xiaoting Wang [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Name of Related Parties	Xiaoting Wang
Relationship	An employee of Beijing Gaea (as defined below)
Yanzhi Wang [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Name of Related Parties	Yanzhi Wang
Relationship	Beneficial owner of Avatar (as defined below)
Linglu Wang [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Name of Related Parties	Linglu Wang
Relationship	A relative of Mr. Yanzhi Wang
Xiaodan Qu [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Name of Related Parties	Xiaodan Qu
Relationship	A director of the Company
Yang Gao [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Name of Related Parties	Yang Gao
Relationship	A director and General Manager of Shanghai Hui Zhi Ren Culture and Creativity Co., Ltd., a subsidiary of VIE
Horgos Gaea Network Co., Ltd. (“Horgos Gaea”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Name of Related Parties	Horgos Gaea Network Co., Ltd. (“Horgos Gaea”)
Relationship	An entity controlled by Mr. Yanzhi Wang
Beijing Gaea Interactive Entertainment Co., Ltd. (“Beijing Gaea”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Name of Related Parties	Beijing Gaea Interactive Entertainment Co., Ltd. (“Beijing Gaea”)
Relationship	An entity controlled by Mr. Yanzhi Wang
Shenzhen Gaea Technology Corporation (“Shenzhen Gaea”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Name of Related Parties	Shenzhen Gaea Technology Corporation (“Shenzhen Gaea”)
Relationship	An entity controlled by Mr. Yanzhi Wang
Shanghai Youmier Network Technology Co., Ltd ("Shanghai Youmier”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Name of Related Parties	Shanghai Youmier Network Technology Co., Ltd (“Shanghai Youmier”)
Relationship	An entity controlled by Mr. Yanzhi Wang
Gaea Mobile Limited [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Name of Related Parties	Gaea Mobile Limited
Relationship	An entity controlled by Mr. Yanzhi Wang
Gaea Hong Kong Limited (“Gaea HK”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Name of Related Parties	Gaea Hong Kong Limited (“Gaea HK”)
Relationship	An entity controlled by Mr. Yanzhi Wang
Avatar Group Holdings Limited ("Avatar”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Name of Related Parties	Avatar Group Holdings Limited (“Avatar”)
Relationship	Major Shareholder of the Company and an entity controlled by Mr. Yanzhi Wang
Gaea Holdings Limited (“Gaea Holdings”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Name of Related Parties	Gaea Holdings Limited (“Gaea Holdings”)
Relationship	An entity controlled by Mr. Yanzhi Wang
Ke Xing Shi Dai (Beijing) Technology Co., Ltd. (“Ke Xing”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Name of Related Parties	Ke Xing Shi Dai (Beijing) Technology Co., Ltd. (“Ke Xing”)
Relationship	An entity controlled by Mr. Yanzhi Wang
Shanghai Huijie Culture Communication Co., Ltd (“Shanghai Huijie”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Name of Related Parties	Shanghai Huijie Culture Communication Co., Ltd (“Shanghai Huijie”)
Relationship	The non-controlling shareholder (40%) of Shanghai Huizhiren Cultural Creative Co., Ltd
Shanghai Mobi Information Technology Co., Ltd ("Shanghai Mobi”) [Member]
Related Party Transactions (Details) - Schedule of Related Parties [Line Items]
Name of Related Parties	Shanghai Mobi Information Technology Co., Ltd (“Shanghai Mobi”)
Relationship	An associate that Shanghai Jupiter owns 20% equity interest